PREPAYMENTS	6 Months Ended
Sep. 30, 2025
Prepayments
PREPAYMENTS

NOTE – 6 PREPAYMENTS

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	HKD	HKD	USD
	(Audited)
Current assets:
Prepayments for operation	$1,714,066	$1,415,538	$181,479
Prepayments for marketing expenses	903,290	1,137,290	145,807
Prepayments for market advisory service	5,469,957	2,436,290	312,345
	$8,087,313	$4,989,118	$639,631
Non-current assets:
Prepayments for marketing expenses	801,000	-	-
Total	$8,888,313	$4,989,118	$639,631

The long-term prepayments represented the services charges paid by the Company in advance, with their service periods of 12 to 24 months. The current portion of long-term prepayments as of March 31, 2025 and September 30, 2025 represent the prepaid expenses that will be utilized within 12 months after March 31, 2025 and September 30, 2025 respectively.